Consolidated cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Operating profit from continuing operations		£ 2,239	£ 1,492
Adjustments for:
Gain on sale of investments		(511)	0
Other fair value movements		31	(38)
Depreciation, amortisation and impairment		932	840
Share-based payments		20	11
Changes in working capital		(378)	(198)
Changes in provisions		81	1
Changes in pensions and other post-retirement benefit obligations		(54)	(71)
Cash generated from operations – continuing operations		2,360	2,037
Tax paid		(88)	(90)
Net cash flow from operating activities – continuing operations		2,272	1,947
Net cash flow from operating activities – discontinued operations		256	470
Cash flows from investing activities
Acquisition of financial investments		(62)	(68)
Investments in joint ventures and associates		(376)	(114)
Disposal of financial and other investments		70	34
Disposal of interest in The Narragansett Electric Company	[1]	2,968	0
Purchases of intangible assets		(224)	(196)
Purchases of property, plant and equipment		(3,258)	(2,310)
Disposals of property, plant and equipment		63	3
Dividends received from joint ventures and associates		107	64
Interest received		20	7
Net movements in short-term financial investments		599	58
Cash outflows on derivatives		(377)	0
Insurance proceeds from loss of property, plant and equipment		33	0
Net cash flow used in investing activities – continuing operations		(445)	(10,376)
Net cash flow used in investing activities – discontinued operations		(181)	(129)
Cash flows from financing activities
Proceeds from issue of treasury shares		14	15
Transactions in own shares		2	(2)
Proceeds received from loans		9,047	10,452
Repayments of loans		(9,049)	(426)
Payments of lease liabilities		(78)	(53)
Net movements in short-term borrowings		380	(507)
Cash inflows on derivatives		201	4
Cash outflows on derivatives		(230)	(7)
Interest paid		(669)	(450)
Dividends paid to shareholders		(1,119)	(583)
Net cash flow (used in)/from financing activities – continuing operations		(1,501)	8,443
Net cash flow used in financing activities – discontinued operations		(334)	(38)
Net increase in cash and cash equivalents		67	317
Reclassification to held for sale		(5)	(9)
Exchange movements		15	1
Net cash and cash equivalents at start of period		182	157
Net cash and cash equivalents at end of period		259	466
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Contributions to National Grid Renewables and Emerald Energy Venture LLC and Acquisition of National Grid Electricity Distribution		(8)	(10)
National Grid Electricity Distribution
Cash flows from investing activities
Contributions to National Grid Renewables and Emerald Energy Venture LLC and Acquisition of National Grid Electricity Distribution	[2]	£ 0	£ (7,844)

[1]	The balance for the period ended 30 September 2022 consists of cash proceeds received, net of cash disposed.
[2]	The balance for the period ended 30 September 2021 consists of cash consideration paid and cash acquired from National Grid Electricity Distribution (NGED, formerly known as Western Power Distribution).